COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12: COMMITMENTS AND CONTINGENCIES

Liens:

Gix Media has provided several liens under the Financing Agreement with Leumi in connection with the Cortex Transaction, as follows: (1) a floating lien on Gix Media’s assets; (2) a lien on Gix Media’s bank account in Leumi; (3) a lien on Gix Media’s rights under the Cortex Transaction; (4) a fixed lien on Gix Media’s intellectual property; and (5) a lien on Gix Media’s full holdings in Cortex.

Gix Media restricted deposits in the amount of $209 are used as a security in respect of credit cards, bank guaranties, office lease agreement and hedge transactions on the USD exchange rate.

Cortex has a restricted deposit in the amount of $25 which is used as a security in respect of its leased offices.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)